SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 80,726	$ 79,551	$ 77,915
Cost of revenues	63,626	60,879	58,539
Gross profit	17,100	18,672	19,376
Research and development, net	1,070	713	995
Selling and marketing	3,203	3,150	2,899
General and administrative	9,019	9,512	10,110
Other income	(11)	(20)	(13)
Operating income from continuing operations	3,819	5,317	5,385
Financial income (expenses), net	(1,294)	(50)	(106)
Income from continuing operations before taxes on income	2,525	5,267	5,279
Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	80,726	79,551	77,915
Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
OEM of Heat Management Solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	28,185	31,138	31,032
Cost of revenues	23,249	24,141	23,105
Gross profit	4,936	6,997	7,927
Research and development, net	841	415	581
Selling and marketing	1,538	1,520	1,476
General and administrative	2,717	3,158	3,530
Other income	(11)	(20)	(13)
Operating income from continuing operations	(149)	1,924	2,353
Financial income (expenses), net
OEM of Heat Management Solutions [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	22,871	27,326	27,944
OEM of Heat Management Solutions [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	5,314	3,812	3,088
Heat Transfer Services and Products [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	30,350	29,907	27,709
Cost of revenues	22,205	21,600	19,671
Gross profit	8,145	8,307	8,038
Research and development, net	229	298	414
Selling and marketing	1,058	1,145	1,049
General and administrative	3,313	3,093	3,270
Other income
Operating income from continuing operations	3,545	3,771	3,305
Financial income (expenses), net
Heat Transfer Services and Products [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	30,121	29,796	27,529
Heat Transfer Services and Products [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	229	111	180
MRO services for Aviation Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	27,734	22,429	22,442
Cost of revenues	23,502	19,224	19,044
Gross profit	4,232	3,205	3,398
Research and development, net
Selling and marketing	607	485	374
General and administrative	2,989	3,261	3,310
Other income
Operating income from continuing operations	636	(541)	(286)
Financial income (expenses), net
MRO services for Aviation Components [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	27,734	22,429	22,442
MRO services for Aviation Components [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Amounts not allocated to segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Cost of revenues
Gross profit
Research and development, net
Selling and marketing
General and administrative
Other income
Operating income from continuing operations
Financial income (expenses), net	(1,294)	(50)	(106)
Amounts not allocated to segments [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Amounts not allocated to segments [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination from inter companies sale [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	(5,543)	(3,923)	(3,268)
Cost of revenues	(5,330)	(4,086)	(3,281)
Gross profit	(213)	163	13
Research and development, net
Selling and marketing
General and administrative
Other income
Operating income from continuing operations	(213)		13
Financial income (expenses), net
Elimination from inter companies sale [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination from inter companies sale [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ (5,543)	$ (3,923)	$ (3,268)